TRADE RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE RECEIVABLES
Trade receivables	$ 259.5	$ 84.0	$ 58.6
Gross trade receivables
TRADE RECEIVABLES
Trade receivables	265.4	87.1	64.4
Accumulated impairment
TRADE RECEIVABLES
Trade receivables	(5.9)	(3.1)	(5.8)
Not due | Gross trade receivables
TRADE RECEIVABLES
Trade receivables	122.3	43.4	17.9
Due in less than 30 days | Gross trade receivables
TRADE RECEIVABLES
Trade receivables	52.1	17.9	10.8
Due between 30 and 180 days | Gross trade receivables
TRADE RECEIVABLES
Trade receivables	76.8	23.2	23.7
Due after 180 days | Gross trade receivables
TRADE RECEIVABLES
Trade receivables	$ 14.2	$ 2.6	$ 12.0
180 days - 1 year | Bottom of range
TRADE RECEIVABLES
Expected Credit Loss Rate	25.00%
180 days - 1 year | Top of range
TRADE RECEIVABLES
Expected Credit Loss Rate	100.00%
More than one year
TRADE RECEIVABLES
Expected Credit Loss Rate	100.00%